Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Cash disposed	$ 7	$ 38	$ 1
Cash acquired from acquisition	0	3	13
Dividends paid to non-controlling shareholders	$ 181	$ 129	$ 119